Financial instruments - Foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Fair value	$ 70,404	$ 2,112
Foreign currency risk | Currency options
Financial instruments
Notional amount	125,300	111,400
Foreign currency risk | Derivatives
Financial instruments
Fair value	200	2,100
Foreign currency risk | Total assets, net
Financial instruments
Net Financial instruments	221,681	113,196
Foreign currency risk | Total assets, net | Dollar
Financial instruments
Net Financial instruments	106,653	22,972
Foreign currency risk | Total assets, net | Euro
Financial instruments
Net Financial instruments	75,121	50,162
Foreign currency risk | Total assets, net | NIS
Financial instruments
Net Financial instruments	5,630	13,576
Foreign currency risk | Total assets, net | CHF
Financial instruments
Net Financial instruments	4,053	3,345
Foreign currency risk | Total assets, net | AUD
Financial instruments
Net Financial instruments	10,011	8,094
Foreign currency risk | Total assets, net | ZAR
Financial instruments
Net Financial instruments	1,426	1,400
Foreign currency risk | Total assets, net | GBP
Financial instruments
Net Financial instruments	2,854	2,194
Foreign currency risk | Total assets, net | SEK
Financial instruments
Net Financial instruments	3,917	3,942
Foreign currency risk | Total assets, net | DKK
Financial instruments
Net Financial instruments	622	468
Foreign currency risk | Total assets, net | NOK
Financial instruments
Net Financial instruments	1,179	895
Foreign currency risk | Total assets, net | CAD
Financial instruments
Net Financial instruments	5,995	2,694
Foreign currency risk | Total assets, net | NZD
Financial instruments
Net Financial instruments	336	456
Foreign currency risk | Total assets, net | JPY
Financial instruments
Net Financial instruments	3,718	2,998
Foreign currency risk | Total assets, net | ARS
Financial instruments
Net Financial instruments	166
Foreign currency risk | Total assets
Financial instruments
Financial instruments	283,806	155,698
Foreign currency risk | Total assets | Dollar
Financial instruments
Financial instruments	118,008	31,513
Foreign currency risk | Total assets | Euro
Financial instruments
Financial instruments	95,401	60,696
Foreign currency risk | Total assets | NIS
Financial instruments
Financial instruments	30,124	32,519
Foreign currency risk | Total assets | CHF
Financial instruments
Financial instruments	4,260	4,163
Foreign currency risk | Total assets | AUD
Financial instruments
Financial instruments	11,437	9,361
Foreign currency risk | Total assets | ZAR
Financial instruments
Financial instruments	2,206	1,554
Foreign currency risk | Total assets | GBP
Financial instruments
Financial instruments	3,423	2,706
Foreign currency risk | Total assets | SEK
Financial instruments
Financial instruments	4,490	4,206
Foreign currency risk | Total assets | DKK
Financial instruments
Financial instruments	764	543
Foreign currency risk | Total assets | NOK
Financial instruments
Financial instruments	1,304	1,083
Foreign currency risk | Total assets | CAD
Financial instruments
Financial instruments	7,233	3,387
Foreign currency risk | Total assets | NZD
Financial instruments
Financial instruments	380	507
Foreign currency risk | Total assets | JPY
Financial instruments
Financial instruments	4,469	3,460
Foreign currency risk | Total assets | ARS
Financial instruments
Financial instruments	307
Foreign currency risk | Cash and cash equivalents
Financial instruments
Financial instruments	85,168	50,250
Foreign currency risk | Cash and cash equivalents | Dollar
Financial instruments
Financial instruments	30,814	9,087
Foreign currency risk | Cash and cash equivalents | Euro
Financial instruments
Financial instruments	23,104	13,670
Foreign currency risk | Cash and cash equivalents | NIS
Financial instruments
Financial instruments	21,148	19,367
Foreign currency risk | Cash and cash equivalents | CHF
Financial instruments
Financial instruments	960	2,064
Foreign currency risk | Cash and cash equivalents | AUD
Financial instruments
Financial instruments	1,331	370
Foreign currency risk | Cash and cash equivalents | ZAR
Financial instruments
Financial instruments	505	308
Foreign currency risk | Cash and cash equivalents | GBP
Financial instruments
Financial instruments	1,619	1,105
Foreign currency risk | Cash and cash equivalents | SEK
Financial instruments
Financial instruments	988	1,238
Foreign currency risk | Cash and cash equivalents | DKK
Financial instruments
Financial instruments	324	301
Foreign currency risk | Cash and cash equivalents | NOK
Financial instruments
Financial instruments	369	392
Foreign currency risk | Cash and cash equivalents | CAD
Financial instruments
Financial instruments	2,812	1,381
Foreign currency risk | Cash and cash equivalents | NZD
Financial instruments
Financial instruments	270	426
Foreign currency risk | Cash and cash equivalents | JPY
Financial instruments
Financial instruments	905	541
Foreign currency risk | Cash and cash equivalents | ARS
Financial instruments
Financial instruments	19
Foreign currency risk | Bank deposits
Financial instruments
Financial instruments		7,000
Foreign currency risk | Bank deposits | Dollar
Financial instruments
Financial instruments		7,000
Foreign currency risk | Trade receivables
Financial instruments
Financial instruments	124,352	87,430
Foreign currency risk | Trade receivables | Dollar
Financial instruments
Financial instruments	16,790	13,314
Foreign currency risk | Trade receivables | Euro
Financial instruments
Financial instruments	72,297	47,026
Foreign currency risk | Trade receivables | NIS
Financial instruments
Financial instruments	5,094	4,246
Foreign currency risk | Trade receivables | CHF
Financial instruments
Financial instruments	3,300	2,099
Foreign currency risk | Trade receivables | AUD
Financial instruments
Financial instruments	10,106	8,991
Foreign currency risk | Trade receivables | ZAR
Financial instruments
Financial instruments	1,701	1,246
Foreign currency risk | Trade receivables | GBP
Financial instruments
Financial instruments	1,804	1,601
Foreign currency risk | Trade receivables | SEK
Financial instruments
Financial instruments	3,502	2,968
Foreign currency risk | Trade receivables | DKK
Financial instruments
Financial instruments	440	242
Foreign currency risk | Trade receivables | NOK
Financial instruments
Financial instruments	935	691
Foreign currency risk | Trade receivables | CAD
Financial instruments
Financial instruments	4,421	2,006
Foreign currency risk | Trade receivables | NZD
Financial instruments
Financial instruments	110	81
Foreign currency risk | Trade receivables | JPY
Financial instruments
Financial instruments	3,564	2,919
Foreign currency risk | Trade receivables | ARS
Financial instruments
Financial instruments	288
Foreign currency risk | Other receivables
Financial instruments
Financial instruments	3,882	8,906
Foreign currency risk | Other receivables | NIS
Financial instruments
Financial instruments	3,882	8,906
Foreign currency risk | Derivative financial instruments
Financial instruments
Financial instruments	404	2,112
Foreign currency risk | Derivative financial instruments | Dollar
Financial instruments
Financial instruments	404	2,112
Foreign currency risk | Financial investment
Financial instruments
Financial instruments	70,000
Foreign currency risk | Financial investment | Dollar
Financial instruments
Financial instruments	70,000
Foreign currency risk | Total liabilities
Financial instruments
Financial instruments	62,125	42,502
Foreign currency risk | Total liabilities | Dollar
Financial instruments
Financial instruments	11,355	8,541
Foreign currency risk | Total liabilities | Euro
Financial instruments
Financial instruments	20,280	10,534
Foreign currency risk | Total liabilities | NIS
Financial instruments
Financial instruments	24,494	18,943
Foreign currency risk | Total liabilities | CHF
Financial instruments
Financial instruments	207	818
Foreign currency risk | Total liabilities | AUD
Financial instruments
Financial instruments	1,426	1,267
Foreign currency risk | Total liabilities | ZAR
Financial instruments
Financial instruments	780	154
Foreign currency risk | Total liabilities | GBP
Financial instruments
Financial instruments	569	512
Foreign currency risk | Total liabilities | SEK
Financial instruments
Financial instruments	573	264
Foreign currency risk | Total liabilities | DKK
Financial instruments
Financial instruments	142	75
Foreign currency risk | Total liabilities | NOK
Financial instruments
Financial instruments	125	188
Foreign currency risk | Total liabilities | CAD
Financial instruments
Financial instruments	1,238	693
Foreign currency risk | Total liabilities | NZD
Financial instruments
Financial instruments	44	51
Foreign currency risk | Total liabilities | JPY
Financial instruments
Financial instruments	751	462
Foreign currency risk | Total liabilities | ARS
Financial instruments
Financial instruments	141
Foreign currency risk | Trade payables
Financial instruments
Financial instruments	61,215	41,643
Foreign currency risk | Trade payables | Dollar
Financial instruments
Financial instruments	11,140	8,541
Foreign currency risk | Trade payables | Euro
Financial instruments
Financial instruments	19,805	9,762
Foreign currency risk | Trade payables | NIS
Financial instruments
Financial instruments	24,397	18,856
Foreign currency risk | Trade payables | CHF
Financial instruments
Financial instruments	207	818
Foreign currency risk | Trade payables | AUD
Financial instruments
Financial instruments	1,356	1,267
Foreign currency risk | Trade payables | ZAR
Financial instruments
Financial instruments	780	154
Foreign currency risk | Trade payables | GBP
Financial instruments
Financial instruments	569	512
Foreign currency risk | Trade payables | SEK
Financial instruments
Financial instruments	573	264
Foreign currency risk | Trade payables | DKK
Financial instruments
Financial instruments	142	75
Foreign currency risk | Trade payables | NOK
Financial instruments
Financial instruments	125	188
Foreign currency risk | Trade payables | CAD
Financial instruments
Financial instruments	1,238	693
Foreign currency risk | Trade payables | NZD
Financial instruments
Financial instruments	44	51
Foreign currency risk | Trade payables | JPY
Financial instruments
Financial instruments	698	462
Foreign currency risk | Trade payables | ARS
Financial instruments
Financial instruments	141
Foreign currency risk | Other current liabilities
Financial instruments
Financial instruments	695	859
Foreign currency risk | Other current liabilities | Euro
Financial instruments
Financial instruments	475	772
Foreign currency risk | Other current liabilities | NIS
Financial instruments
Financial instruments	97	$ 87
Foreign currency risk | Other current liabilities | AUD
Financial instruments
Financial instruments	70
Foreign currency risk | Other current liabilities | JPY
Financial instruments
Financial instruments	53
Foreign currency risk | Derivative financial instrument
Financial instruments
Financial instruments	215
Foreign currency risk | Derivative financial instrument | Dollar
Financial instruments
Financial instruments	$ 215